Reverse Recapitalization (Details Narrative) (10-K) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 30, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 30, 2020 shares	Jun. 23, 2020 $ / shares shares	May 18, 2020 $ / shares shares
Common stock, shares outstanding	36,756,983	26,884,921		26,884,921	36,756,983	60,295,245
Common stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	36,756,983	26,884,921		26,884,921	36,756,983	60,295,245
Common stock shares units		3,413,312
Proceeds (gross) from the issuance warrants | $		$ 3,300
Stock issued during the period, shares				3,413,312
ScoutCam Ltd., [Member]
Business combination, net acquired assets | $	$ 3,040				$ 3,040
Each Warrant A [Member]
Warrants to purchase shares	1				1	1		1	1
Warrants exercise price | $ / shares	$ 0.595				$ 0.595	$ 0.595		$ 0.595	$ 0.595
Warrants exercised					2,992,855
Warrants unexercised							420,457
Warrant term	12 months				12 months	12 months		12 months	18 months
Each Warrant B [Member]
Warrants to purchase shares	1				1	1		1	1
Warrants exercise price | $ / shares	$ 0.893				$ 0.893	$ 0.893		$ 0.893	$ 0.893
Warrant term	18 months				18 months	18 months		18 months	24 months
Exchange Agreement [Member]
Recapitalization shares issued			16,130,952
Stock issued during the period, shares			10,753,969
Reverse recapitalization adjusted for exchange ratio	8.065
Conversion of Promissory Notes [Member]
Common stock, shares outstanding			3,927,346
Common stock, par value | $ / shares			$ 0.001
Conversion of Promissory Notes [Member] | Recapitalization [Member]
Common stock, shares issued			1,352,666